DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Disclosure of borrowings [Table Text Block]
	As at December 31,
	2021	2020
Current:
Lease liabilities (c)	9,625	8,094
Secured equipment loans (d)	6,539	7,536
Lease related obligations (e)	2,141	1,987
	18,305	17,617
Long-term:
Senior secured notes (a)	497,388	313,965
Other financing fees (b)	(1,352)	-
Lease liabilities (c)	6,067	11,829
Secured equipment loans (d)	6,025	12,536
Lease related obligations (e)	5,316	7,457
	513,444	345,787
Total debt	531,749	363,404

Disclosure of continuity of total debt [Table Text Block]
	As at December 31,
	2021	2020
Total debt as at January 1	363,404	373,485
Settlement of 2022 Notes	(317,225)	-
Foreign exchange gain	(1,075)	-
Write-off of deferred financing charges	4,025	-
Issuance of 2026 Notes	507,560	-
Deferred financing charges	(12,913)	-
Lease additions	6,042	8,131
Lease liabilities and equipment loans repayments	(19,737)	(14,362)
Unrealized foreign exchange gain	(488)	(6,541)
Amortization of deferred financing charges	2,156	2,691
Total debt as at December 31	531,749	363,404